OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Accrued salaries and fringe benefits	$ 6,905	$ 6,659
Accrued warranty costs (See B below)	2,356	2,402	1,994
Governmental institutions	1,431	1,783
Other	1,914	604
Other current liabilities	$ 12,606	$ 11,448